Financial instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value
The Company measures the fair value of certain of its financial assets and financial liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value. The different levels of the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability;
Level 3: Techniques which use inputs that have a significant effect on the recognized fair value that require the Company to use its own assumptions about market participant assumptions.
The Company estimated the fair value of its financial instruments as described below.
The fair value of cash and cash equivalents, restricted cash, trade receivables, trade accounts payable, accrued compensation and benefits, and other accruals is considered to be equal to their respective carrying values due to their short-term maturities.
The fair value of accrued payroll taxes on share-based compensation approximates its carrying value as at March 31, 2022 and 2021.
Recurring fair value measurements
The fair value of foreign exchange forward contracts was determined based on Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.
The fair value of merchant cash advances was determined based on Level 3 inputs by calculating the present value of the future estimated cash flows based on the terms of the agreements.
Contingent consideration
On January 7, 2020, the Company acquired Gastrofix, a cloud-based POS hospitality software provider in Germany. The amount included in the purchase price related to the estimated fair value of contingent consideration was nil. The contingent consideration was valued by the Company using a discounted cash flow model under the income approach, and is calculated based on estimates of future revenue performance. The maximum potential contingent consideration payout was $10,030 over the two years following the acquisition. The fair value of the contingent consideration, if above nil, is presented as a component of accounts payable and accrued liabilities on the consolidated balance sheets. The change in the fair value of the contingent consideration, if any, is recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss. The conditions surrounding the contingent consideration were not satisfied and no contingent consideration was paid by the Company.
As at March 31, 2022 and 2021 , financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2022			March 31, 2021

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	953,654	953,654	Level 1	807,150	807,150
Restricted cash and restricted deposits	Level 1	1,791	1,791	Level 1	9,074	9,074
Merchant cash advances	Level 3	6,300	6,300	Level 3	2,309	2,309
Foreign exchange forward contracts	Level 2	23	23	—	—	—
Liabilities:
Contingent consideration	—	—	—	Level 3	0	0
Credit and concentration risk
Generally, the carrying amount on the consolidated balance sheet of the Company’s financial assets exposed to credit risk, net of any applicable provisions for losses, represents the maximum amount exposed to credit risk.
The Company’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables. The Company does not require a guarantee from its customers. Credit risk with respect to cash and cash equivalents is managed by maintaining balances only with high credit quality financial institutions. The Company does not hold any collateral as security.
Due to the Company’s diverse customer base, there is no particular concentration of credit risk related to the Company’s trade receivables. Moreover, trade receivable balances are managed and analyzed on an ongoing basis to ensure the loss allowance is established and maintained at an appropriate amount.
The Company maintains a loss allowance for a portion of trade receivables when collection becomes doubtful on the basis described in note 3. As described in that note, the ECL includes forward-looking factors specific to the debtors and the economic environment.
In the fiscal year ended March 31, 2022, potential effects from the COVID-19 pandemic and spread or resurgences of variants of the COVID-19 virus on the Company's credit risk have been considered and have resulted in an increase to its allowance for ECLs from what the allowance would have been without factoring in the effects of the COVID-19 pandemic. The Company continues its assessment given the uncertainty of COVID-19's global impact.
The loss allowance as at March 31, 2022 and 2021 was determined as follows:
2022

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	46%	64%	68%	70%
Gross carrying amount	17,279	2,212	617	213	577	1,996

Loss allowance	518	310	284	136	392	1,403
2021

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	41%	55%	63%	67%
Gross carrying amount	9,328	1,087	917	231	1,156	2,758

Loss allowance	280	152	376	127	728	1,856
Changes in the loss allowance were as follows:

	2022	2021
	$	$

Balance – Beginning of fiscal year	3,519	2,878
Increase	1,603	2,777
Write-offs	(2,079)	(2,136)

Balance – End of fiscal year	3,043	3,519

Liquidity risk
The Company is exposed to the risk of being unable to honour its financial commitments by the deadlines set, under the terms of such commitments and at a reasonable price. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.
As at March 31, 2022 and 2021, the maturity analysis of financial liabilities represented the following:
2022

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	78,307	—	—	—	78,307
Accrued payroll taxes on share-based compensation	—	1,007	—	—	1,007
Long-term debt	—	30,000	—	—	30,000
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Accrued payroll taxes on share-based compensation	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000
For the maturity analysis of lease liabilities, see note 14. Details of contractual commitments are included in note 24.
The Company has $953,654 of cash and cash equivalents as well as $25,000 available under the Revolver as at March 31, 2022, demonstrating its liquidity and its ability to cover upcoming financial liabilities.
Foreign exchange risk
The main currencies which expose the Company to foreign exchange risk due to financial instruments denominated in foreign currencies are the Canadian dollar, the Euro, the British pound sterling, the Australian dollar and the New Zealand dollar. The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2022	CAD	EUR	GBP	AUD	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	13,885	6,270	1,338	2,522	2,651	3,785	30,451
Trade and other receivables	3,454	4,086	1,472	2,675	49	1,062	12,798
Accounts payable and accrued liabilities	(18,508)	(5,755)	(1,466)	(2,834)	(2,407)	(2,131)	(33,101)
Accrued payroll taxes on share-based compensation	(287)	(270)	(142)	(53)	—	(37)	(789)
Lease liabilities	(13,400)	(4,447)	(4,315)	(477)	(548)	(259)	(23,446)

Net financial position exposure	(14,856)	(116)	(3,113)	1,833	(255)	2,420	(14,087)

2021	CAD	EUR	GBP	AUD	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,141	15,913	470	958	—	1,649	22,131
Trade and other receivables	5,122	2,740	469	793	—	1,030	10,154
Accounts payable and accrued liabilities	(13,729)	(18,898)	(2,154)	(4,529)	(484)	(826)	(40,620)
Accrued payroll taxes on share-based compensation	(1,816)	(622)	(309)	(239)	(42)	(36)	(3,064)
Lease liabilities	(14,102)	(3,214)	(842)	(646)	—	(517)	(19,321)

Net financial position exposure	(21,384)	(4,081)	(2,366)	(3,663)	(526)	1,300	(30,720)
The table below shows the immediate increase/(decrease) in net loss before tax of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure as at March 31, 2022 and 2021. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	GBP	AUD	NZD	Other
	$	$	$	$	$	$

2022	(1,347)	(1,092)	(383)	(512)	(167)	(166)
2021	(590)	(84)	20	(20)	(6)	(12)
Foreign exchange forward contracts
The Company's policy is to mitigate its exposure to foreign exchange risk by entering into derivative instruments. The Company has hedged some of its foreign currency exchange risk. The Company has entered into multiple foreign exchange forward contracts, none of which are for a period greater than one year. The Company's currency pair used for cash flow hedges is US dollar / Canadian dollar. The Company does not use derivative instruments for speculative purposes.
Cash flow hedges
The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program the Company has entered into foreign exchange forward contracts and designated those hedges as cash flow hedges. The program was adopted during the fiscal year ended March 31, 2022.
The notional principal of the foreign exchange contracts was approximately $26,000 CAD as at March 31, 2022 (March 31, 2021 - nil).
Hedging reserve

	2022	2021
	$	$

Balance as at March 31,	—	—
Unrealized losses on fair value that may be subsequently reclassified to consolidated statements of loss	(337)	—
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	360	—

Balance as at March 31,	23	—
No hedge ineffectiveness was recorded during the fiscal year ended March 31, 2022.
All hedging relationships have been maintained as at March 31, 2022. No balance in the hedging reserve relates to hedging relationships for which hedged accounting is no longer applied.
Interest rate risk
Interest rate risk is the risk that changes in interest rates will have a negative impact on earnings and cash flows. Certain of the Company’s cash earns interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. Our exposure to interest rate risk is related to the Acquisition Facility. The Company is not exposed to material interest rate risk.
Share price risk
Accrued payroll taxes on share-based compensation (social costs) are payroll taxes associated with share-based compensation that the Company is subject to in various countries in which it operates. Social costs are accrued at each reporting period based inputs including, but not limited to, the number of stock options and share awards outstanding, the vesting of the stock options and share awards, the exercise price, and the Company’s share price. Changes in the accrual are recognized in direct cost of revenues and operating expenses. An increase in share price will increase the accrual for social costs, and a decrease in share price will result in a decrease in the accrual for social costs, all other things being equal, including the number of vested stock options and exercise price remaining constant. Based on the outstanding share-based payment awards at March 31, 2022, the impact on the accrual for social costs of an increase or decrease in the Company’s share price of 10% would result in a change of $527 as at March 31, 2022.